INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual)	1 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended
	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Feb. 29, 2012 USD ($)	Feb. 29, 2012 CNY	Apr. 30, 2011 Maximum [Member]	Apr. 30, 2011 Minimum [Member]	Jun. 30, 2013 Shenhua Hollysys Information Technology Co., Ltd.	Nov. 30, 2011 China Techenergy Co., Ltd [Member] USD ($)	Nov. 30, 2011 China Techenergy Co., Ltd [Member] CNY	Jun. 30, 2012 China Techenergy Co., Ltd [Member] USD ($)	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] CNY	Jun. 30, 2012 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Feb. 29, 2012 Beijing Hollysys Machine Automation Co Ltd [Member] USD ($)	Feb. 29, 2012 Beijing Hollysys Machine Automation Co Ltd [Member] CNY	Apr. 30, 2013 Southcon Development Sdn Bhd [Member]	Jun. 30, 2013 Heilongjiang Ruixing Technology Co. [Member] USD ($)	Feb. 29, 2012 Hollysys Machine [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Disposal Percentage											10.00%	10.00%		20.00%	20.00%
Equity Method Investment, Ownership Percentage								28.035%	23.39%	20.00%	50.00%	50.00%	40.00%						30.00%		30.00%
Sale Of Equity Method Investment For Cash Consideration											$ 4,395,326	27,800,000		$ 44,381	280,700
Cost-method Investments, Realized Losses													2,047,016			3,039
Capital						476,493	3,000,000										1,588,310	10,000,000
Equity Method Investments Third Party	4,525,843	30,000,000
Gain (Loss) on Sale of Equity Investments					756,619
Proceeds from Equity Method Investment, Dividends or Distributions																				833,567
Impairment Loss On Investment In Cost Method Investee			0	0	165,948
Impairment Loss On Investment In Equity Investees			$ 0	$ 0	$ 0
Equity method investment remaining percentage			80.00%